VESSELS, DEFERRED DRYDOCK AND OTHER PROPERTY (Vessel Activity) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Depreciation
Depreciation	$ (3,600)	$ (14,400)
Ending Balance	(736,874)	(736,874)
Net Book Value
Beginning Balance		2,213,217
Ending Balance	2,084,859	2,084,859	$ 2,213,217
Vessel/Fleet [Member]
Vessel Cost
Beginning Balance		2,804,179	2,784,023	$ 3,307,813
Purchases and vessel additions		1,583	27,236	2,809
Transfers from construction in progress			62,475	71,553
Disposals		(6,755)	(69,555)	(4,951)
Impairment				(593,201)
Ending Balance	2,799,007	2,799,007	2,804,179	2,784,023
Accumulated Depreciation
Beginning Balance		(603,603)	(495,391)	(591,256)
Disposals		1,003	4,808	1,837
Depreciation		(115,749)	(113,020)	(133,197)
Impairment				227,225
Ending Balance	(718,349)	(718,349)	(603,603)	(495,391)
Net Book Value
Beginning Balance		2,200,576	2,288,632	2,716,557
Ending Balance	$ 2,080,658	$ 2,080,658	$ 2,200,576	$ 2,288,632